SCHEDULE OF RECONCILIATION OF FEDERAL STATUTORY INCOME TAX (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory income tax	21.00%	21.00%
State income taxes	8.90%	7.70%
Foreign income taxes	2.00%
PPP loan forgiveness		1.50%
R&D credits	2.70%	4.20%
ASC 740-10 reserve	(0.70%)	(1.00%)
SAFE liability remeasurement	9.20%	(3.70%)
Loss on convertible debt	(3.20%)
Deferred true-ups	(8.90%)
Deferred tax assets acquired through merger	502.30%
Exchange rate true up	57.20%
Other	(1.00%)	(1.20%)
Change in valuation allowance	(589.50%)	(28.50%)
Total provision for income taxes